Document And Entity Information	6 Months Ended
Mar. 31, 2018
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Entity Registrant Name	Stellar Biotechnologies, Inc.
Entity Central Index Key	0001540159
Entity Filer Category	Non-accelerated Filer